Finance Costs	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Finance Costs	FINANCE COSTS:Finance costs consist of interest expense and fees related to our Credit Facility (including debt issuance and related amortization costs), our interest rate swap agreements, our A/R sales program and SFPs, and interest expense on our lease obligations, net of interest income earned. See notes 4 and 11. We paid finance costs of $26.0 in 2021 (2020 — $29.5; 2019 — $44.5), including $3.6 in debt issuance costs in 2021 (2020 — $0.6; 2019 — $2.9). We also paid $2.0 in Waiver Fees in 2019, which we recorded in other charges (recoveries) (see note 15(d)).